Investment property (Details)	12 Months Ended
	Dec. 31, 2024 MXN ($) m²	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Changes in investment property [abstract]
Balances	$ 1,100,491,490	$ 1,187,089,926
Changes in fair value	239,508,510	(86,598,436)	$ 298,089,926
Balances	$ 1,340,000,000	$ 1,100,491,490	$ 1,187,089,926
Area of land used for development of industrial park | m²	363,262